SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segment information
Non-current assets	December 31, 2019	December 31, 2018
Canada	$253,587	$243,854
Mexico	252	334
USA	454	809
Total	$254,293	$244,997